Financial Instruments	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Financial Instruments

37. FINANCIAL INSTRUMENTS

a) Measurement basis of financial assets and liabilities

Financial assets and financial liabilities are measured on an ongoing basis either at fair value or at amortised cost. Note 1 describes how the classes of financial instruments are measured, and how income and expenses, including fair value gains and losses, are recognised. The following tables analyse financial instruments into those measured at fair value and those measured at amortised cost in the balance sheet:

			2017			2016(1)
	Held at fair value £m	Held at amortised cost £m	Total £m	Held at fair value £m	Held at amortised cost £m	Total £m
Assets
Cash and balances at central banks	–	32,771	32,771	–	17,107	17,107
Trading assets	30,555	–	30,555	30,035	–	30,035
Derivative financial instruments	19,942	–	19,942	25,471	–	25,471
Financial assets designated at fair value	2,096	–	2,096	2,140	–	2,140
Loans and advances to banks	–	5,930	5,930	–	4,352	4,352
Loans and advances to customers	–	199,482	199,482	–	199,733	199,733
Financial investments	8,853	8,758	17,611	10,561	6,905	17,466
	61,446	246,941	308,387	68,207	228,097	296,304
Non-financial assets			6,373			6,206
Total assets			314,760			302,510

Liabilities
Deposits by banks	–	13,784	13,784	–	9,769	9,769
Deposits by customers	–	177,421	177,421	–	172,726	172,726
Trading liabilities	31,109	–	31,109	15,560	–	15,560
Derivative financial instruments	17,613	–	17,613	23,103	–	23,103
Financial liabilities designated at fair value	2,315	–	2,315	2,440	–	2,440
Debt securities in issue	–	48,860	48,860	–	54,792	54,792
Subordinated liabilities	–	3,793	3,793	–	4,303	4,303
	51,037	243,858	294,895	41,103	241,590	282,693
Non-financial liabilities			3,663			4,364
Total liabilities			298,558			287,057

(1)	Restated to reflect the change in accounting policy relating to business combinations between entities under common control, as described in Note 1.

b) Valuation of financial instruments

Financial instruments that are classified or designated at fair value through profit or loss, including those held for trading purposes, or available-for-sale, and all derivatives are stated at fair value. The fair value of such financial instruments is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date in the principal, or in its absence, the most advantageous market to which Santander UK group has access at that date. The fair value of a liability reflects its non-performance risk.

Changes in the valuation of such financial instruments, including derivatives, are included in the line item ‘Net trading and other income’ in the Consolidated Income Statement or in ‘Other comprehensive income’ in the Consolidated Statement of Comprehensive Income as applicable.

(i) Initial measurement

The best evidence of the fair value of a financial instrument at initial recognition is the transaction price unless the valuation is evidenced by comparison with other observable current market transactions in the same instrument or based on a valuation technique whose variables include significant data from observable markets. Any difference between the transaction price and the value based on a valuation technique where the inputs are not based on data from observable current markets is not recognised in profit or loss on initial recognition. Subsequent gains or losses are only recognised to the extent that they arise from a change in a factor that market participants would consider in setting a price.

(ii) Subsequent measurement

The Santander UK group applies the following fair value hierarchy that prioritises the inputs to valuation techniques used in measuring fair value. The hierarchy establishes three categories for valuing financial instruments, giving the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities and the lowest priority to unobservable inputs. The three categories are: quoted prices in active markets (Level 1), internal models based on observable market data (Level 2) and internal models based on other than observable market data (Level 3). If the inputs used to measure an asset or a liability fall to different levels within the hierarchy, the classification of the entire asset or liability will be based on the lowest level input that is significant to the overall fair value measurement of the asset or liability.

The Santander UK group categorises assets and liabilities measured at fair value within the fair value hierarchy based on the inputs to the valuation techniques as follows:

Level 1	Unadjusted quoted prices for identical assets or liabilities in an active market that the Santander UK group can access at the measurement date. Level 1 positions include debt securities, equity securities, exchange traded derivatives and short positions in securities.

Level 2	Quoted prices in inactive markets, quoted prices for similar assets or liabilities, recent market transactions, inputs other than quoted market prices for the asset or liability that are observable either directly or indirectly for substantially the full term, and inputs to valuation techniques that are derived principally from or corroborated by observable market data through correlation or other statistical means for substantially the full term of the asset or liability. Level 2 positions include loans and advances to banks, loans and advances to customers, equity securities, exchange rate derivatives, interest rate derivatives, equity and credit derivatives, debt securities, deposits by banks, deposits by customers and debt securities in issue.

Level 3	Significant inputs to the pricing or valuation techniques are unobservable. Level 3 positions include exchange rate derivatives, equity and credit derivatives, loans and advances to customers, debt securities, equity securities and debt securities in issue.

The Santander UK group assesses active markets for equity instruments based on the average daily trading volume both in absolute terms and relative to the market capitalisation for the instrument. The Santander UK group assesses active markets for debt instruments based on both the average daily trading volume and the number of days with trading activity. The Santander UK group assesses active markets for exchange traded derivatives based on the average daily trading volume both in absolute terms and relative to the market capitalisation for the instrument.

Market activity and liquidity is discussed in the relevant monthly Risk Forum as well as being part of the daily update given by each business at the start of the trading day. This information, together with the observation of active trading and the magnitude of the bid-offer spreads allow consideration of the liquidity of a financial instrument.

Underlying assets and liabilities are reviewed to consider the appropriate adjustment to mark the mid-price reported in the trading systems to a fair value. This process takes into account the liquidity of the position in the size of the adjustment required. These liquidity adjustments are presented and discussed at the monthly Risk Forum.

The appropriate measurement levels are regularly reviewed. Underlying assets and liabilities are regularly reviewed to determine whether a position should be regarded as illiquid; the most important practical consideration being the observability of trading. Where the bid-offer spread is observable, this is tested against actual trades. Changes in the observability of significant valuation inputs during the reporting period may result in a transfer of assets and liabilities within the fair value hierarchy. The Santander UK group recognises transfers between levels of the fair value hierarchy when there is a significant change in either its principal market or the level of observability of the inputs to the valuation techniques as at the end of the reporting period.

The Santander UK group manages certain groups of financial assets and liabilities on the basis of its net exposure to either market risks or credit risk. As a result it has elected to use the exception under IFRS 13 which permits the fair value measurement of a group of financial assets and financial liabilities on the basis of the price that would be received to sell a net long position for a particular risk exposure or paid to transfer a net short position for a particular risk exposure in an orderly transaction between market participants at the measurement date under current market conditions.

Financial instruments valued using observable market prices

If a quoted market price in an active market is available for an instrument, the fair value is calculated as the current bid price multiplied by the number of units of the instrument held.

Financial instruments valued using a valuation technique

In the absence of a quoted market price in an active market, management uses internal models to make its best estimate of the price that the market would set for that financial instrument. In order to make these estimations, various techniques are employed, including extrapolation from observable market data and observation of similar financial instruments with similar characteristics. Wherever possible, valuation parameters for each product are based on prices directly observable in active markets or that can be derived from directly observable market prices. Chosen valuation techniques incorporate all the factors that market participants would take into account in pricing transactions.

Unrecognised gains as a result of the use of valuation models using unobservable inputs (Day One profits)

The timing of recognition of deferred Day One profit and loss is determined individually. It is deferred until either the instrument’s fair value can be determined using market observable inputs or is realised through settlement. The financial instrument is subsequently measured at fair value, adjusted for the deferred Day One profit and loss. Subsequent changes in fair value are recognised immediately in the Income Statement without immediate reversal of deferred Day One profits and losses.

c) Fair values of financial instruments carried at amortised cost

The following tables analyse the fair value of the financial instruments carried at amortised cost at 31 December 2017 and 2016, including their levels in the fair value hierarchy – Level 1, Level 2 and Level 3. It does not include fair value information for financial assets and financial liabilities carried at amortised cost if the carrying amount is a reasonable approximation of fair value. Cash and balances at central banks which comprise of demand deposits with the Bank of England and the US Federal Reserve together with cash in tills and ATMs have been excluded from the table, as the carrying amount of cash and balances at central banks is deemed an appropriate approximation of fair value. The fair value of the portfolio of UK Government debt securities classified as held-to-maturity investments, as referred to in Note 1, is categorised in Level 1 of the fair value hierarchy. Apart from these securities, there were no other financial instruments carried at amortised cost whose fair values would be classified in Level 1.

					2017					2016
	Fair value				Carrying	Fair value				Carrying
	Level 1 £m	Level 2 £m	Level 3 £m	Total £m	value £m	Level 1 £m	Level 2 £m	Level 3 £m	Total £m	value £m
Assets
Loans and advances to banks	–	5,361	556	5,917	5,930	–	3,741	478	4,219	4,352
Loans and advances to customers – unimpaired	–	6,481	194,543	201,024	198,621	–	6,739	195,668	202,407	198,783
– impaired	–	–	784	784	861	–	–	824	824	950
Financial investments	6,435	2,211	–	8,646	8,758	6,436	272	–	6,708	6,905
	6,435	14,053	195,883	216,371	214,170	6,436	10,752	196,970	214,158	210,990

Liabilities
Deposits by banks	–	13,249	557	13,806	13,784	–	9,360	438	9,798	9,769
Deposits by customers	–	564	176,999	177,563	177,421	–	582	172,437	173,019	172,726
Debt securities in issue	–	50,641	–	50,641	48,860	–	55,509	1,196	56,705	54,792
Subordinated liabilities	–	4,373	–	4,373	3,793	–	4,548	–	4,548	4,303
	–	68,827	177,556	246,383	243,858	–	69,999	174,071	244,070	241,590

There are no loans and advances to banks and financial investments that are impaired.

The carrying value above of any financial assets and liabilities that are designated as hedged items in a portfolio (or macro) fair value hedge relationship excludes gains and losses attributable to the hedged risk, as this is presented included in other assets on the balance sheet.

Valuation methodology

The fair value of financial instruments is the estimated price at which an orderly transaction to sell the asset or to transfer the liability would take place between market participants at the measurement date under current market conditions. If a quoted market price is available for an instrument, the fair value is calculated based on the market price. Where quoted market prices are not available, fair value is determined using pricing models which use a mathematical methodology based on accepted financial theories, depending on the product type and its components. Further information on fair value measurement can be found in Note 1 and the valuation techniques section below.

Fair value management

The fair value exposures set out in the tables above are managed by using a combination of hedging derivatives and offsetting on balance sheet positions. The approach to specific categories of financial instruments is described below.

Assets:

Loans and advances to banks

These comprise secured loans, short-term placements with banks including collateral and unsettled financial transactions. The secured loans have been valued on the basis of spreads on credit default swaps for the term of the loans using valuation technique A as described below. The carrying amount of the other items is deemed a reasonable approximation of their fair value, as the transactions are very short-term in duration.

Loans and advances to customers

The approach to estimating the fair value of loans and advances to customers has been determined by discounting expected cash flows to reflect current market rates for lending of a similar credit quality. The determination of their fair values is an area of considerable estimation and uncertainty as there is no observable market and values are significantly affected by customer behaviour.

i) Advances secured on residential property

The mortgage portfolio is stratified into tranches by LTV; (being a significant driver of market pricing) and the fair value of each tranche is calculated by discounting contractual cash flows, after taking account of expected customer prepayment rates, using a valuation spread based on new business interest rates derived from competitor market information adjusted for the implied cost of funding. Adjustments have also been made to:

–	Reduce the weighted average lives of low LTV loans on SVR to reflect the uncertainty inherent in the value that could be achieved, given that the borrower could refinance at any time.
–	Discount the value of performing loans with a LTV over 90% (with the exception of loans under the UK Government’s Help to Buy scheme) to reflect the higher risk of this part of the portfolio.
–	For impaired loans, we apply a discount to reflect the fact that the model does not fully take into account the higher risk nature of these loans and, in addition, discount the collateral value of loans with a LTV over 80% to reflect the greater possibility of repossession and recovery value.

ii) Corporate loans

The corporate loan portfolio is stratified by product. The determination of the fair values of performing loans takes account of the differential between existing margins and estimated new business rates for similar loans in terms of segment, maturity and structure. Provisions are considered appropriate for the book that is not impaired. A discount has been applied to impaired loans. Although exits have generally been achieved at carrying value, this does not reflect the discount a purchaser would require. A discount has therefore been applied based on the target return sought by distressed bond funds, who are the typical purchaser of the assets.

With respect to Social Housing, part of this portfolio is held at fair value for historic reasons. The same methodology has been applied to calculate the fair value of loans held at amortised cost. The fair value of this part of the portfolio has been determined using valuation technique A as described below.

With respect to the other non-core corporate and legacy portfolios, including commercial mortgages, their market value is estimated, based on an orderly three year disposal process. In addition, the same discount has been applied to the impaired book as for the corporate loans above.

iii) Other loans

These consist of unsecured personal loans, credit cards, overdrafts and consumer credit (car loans). The weighted average lives of these portfolios are short, and the business was written relatively recently. As a result, contractual interest rates approximate new business interest rates, and therefore no mark-to-market surplus or deficit has been recorded with respect to the performing book with the exception of unsecured personal loans where a small surplus or deficit has been recognised based on the differential between existing margins and an estimate of new business rates for similar loans. A discount has been applied to the impaired part of the book.

Financial investments

Loans and receivable securities consist of asset-backed securities. These are complex products and are valued with the assistance of an independent, specialist valuation firm. These fair values are determined using industry-standard valuation techniques, including discounted cash flow models. The inputs to these models used in these valuation techniques include quotes from market makers, prices of similar assets, adjustments for differences in credit spreads, and additional quantitative and qualitative research.

Held-to-maturity investments consist of a portfolio of government debt securities. The same methodology has been applied to calculate the fair value of loans held at amortised cost. The fair value of this portion of the portfolio has been determined using valuation technique A as described below.

Liabilities:

Deposits by banks

The fair value of deposits by banks, including repos, has been estimated using valuation technique A as described below.

Deposits by customers

The majority of deposit liabilities are payable on demand and therefore can be deemed short-term in nature with the fair value equal to the carrying value. However, given the long-term and continuing nature of the relationships with the Santander UK group’s customers, the Directors believe there is significant value to the Santander UK group in this source of funds. Certain of the deposit liabilities are at a fixed rate until maturity. The deficit/surplus of fair value over carrying value of these liabilities has been estimated by reference to the market rates available at the balance sheet date for similar deposit liabilities of similar maturities. The fair value of such deposits liabilities has been estimated using valuation technique A as described below.

Debt securities in issue and subordinated liabilities

Where reliable prices are available, the fair value of debt securities in issue and subordinated liabilities has been calculated using quoted market prices. Other market values have been determined using valuation technique A as described below.

d) Fair values of financial instruments measured at fair value on a recurring basis

The following tables summarise the fair values of the financial assets and liabilities accounted for at fair value at 31 December 2017 and 2016, analysed by their levels in the fair value hierarchy – Level 1, Level 2 and Level 3.

					2017				2016
		Level 1 £m	Level 2 £m	Level 3 £m	Total £m	Level 1 £m	Level 2 £m	Level 3 £m	Total £m	Valuation technique
Assets
Trading assets	Loans and advances to banks	–	6,897	–	6,897	–	7,478	–	7,478	A
	Loans and advances to customers	656	8,184	–	8,840	762	9,561	–	10,323	A
	Debt securities	5,156	–	–	5,156	6,248	–	–	6,248	–
	Equity securities	9,662	–	–	9,662	5,986	–	–	5,986	–
		15,474	15,081	–	30,555	12,996	17,039	–	30,035
Derivative financial	Exchange rate contracts	–	6,061	16	6,077	–	8,300	22	8,322	A
instruments	Interest rate contracts	–	12,956	12	12,968	1	15,795	19	15,815	A & C
	Equity and credit contracts	–	861	36	897	–	1,272	62	1,334	B & D
		–	19,878	64	19,942	1	25,367	103	25,471
Financial assets designated at fair value	Loans and advances to customers	–	1,485	64	1,549	–	1,668	63	1,731	A
	Debt securities	184	187	176	547	–	208	201	409	A & B
		184	1,672	240	2,096	–	1,876	264	2,140
Financial investments	Available-for-sale equity securities	19	9	53	81	17	63	32	112	B
	Available-for-sale debt securities	8,770	2	–	8,772	10,449	–	–	10,449	C
		8,789	11	53	8,853	10,466	63	32	10,561
Total assets at fair value		24,447	36,642	357	61,446	23,463	44,345	399	68,207

Liabilities
Trading liabilities	Deposits by banks	–	1,885	–	1,885	–	4,200	–	4,200	A
	Deposits by customers	–	25,530	–	25,530	–	8,559	–	8,559	A
	Short positions	3,694	–	–	3,694	2,801	–	–	2,801	–
		3,694	27,415	–	31,109	2,801	12,759	–	15,560
Derivative financial	Exchange rate contracts	–	4,176	15	4,191	–	6,009	21	6,030	A
instruments	Interest rate contracts	–	12,720	5	12,725	–	16,202	11	16,213	A & C
	Equity and credit contracts	1	653	43	697	1	817	42	860	B & D
		1	17,549	63	17,613	1	23,028	74	23,103
Financial liabilities	Debts securities in issue	–	1,629	6	1,635	–	1,908	6	1,914	A
designated at fair value	Structured deposits	–	680	–	680	–	526	–	526	A
		–	2,309	6	2,315	–	2,434	6	2,440
Total liabilities at fair value		3,695	47,273	69	51,037	2,802	38,221	80	41,103

Transfers between levels of the fair value hierarchy

Transfers between levels of the fair value hierarchy are reported at the beginning of the period in which they occur.

In 2017, there were no transfers of financial instruments between Levels 1 and 2. During 2016, ‘Available-for-sale debt securities – Debt securities’ with fair values of £25m were transferred from Level 1 to Level 2 principally due to a lack of market transactions in these instruments.

During 2017 and 2016, there were no transfers of financial instruments between Levels 2 and 3.

e) Valuation techniques

The main valuation techniques employed in internal models to measure the fair value of the financial instruments disclosed above at 31 December 2017 and 2016 are set out below. In substantially all cases, the principal inputs into these models are derived from observable market data. The Santander UK group did not make any material changes to the valuation techniques and internal models it used during the years ended 31 December 2017, 2016 and 2015.

A	In the valuation of financial instruments requiring static hedging (for example interest rate, currency derivatives and commodity swaps) and in the valuation of loans and advances and deposits, the ‘present value’ method is used. Expected future cash flows are discounted using the interest rate curves of the applicable currencies or forward commodity prices. The interest rate curves are generally observable market data and reference yield curves derived from quoted interest rates in appropriate time bandings, which match the timings of the cash flows and maturities of the instruments. The forward commodity prices are generally observable market data.

B	In the valuation of equity financial instruments requiring dynamic hedging (principally equity securities, options and other structured instruments), proprietary local volatility and stochastic volatility models are used. These types of models are widely accepted in the financial services industry. Observable market inputs used in these models include the bid-offer spread, foreign currency exchange rates, volatility and correlation between indices. In limited circumstances, other inputs may be used in these models that are based on data other than observable market data, such as the Halifax’s UK House Price Index (HPI) volatility, HPI forward growth, HPI spot rate, mortality, mean reversion and contingent litigation risk.

C	In the valuation of financial instruments exposed to interest rate risk that require either static or dynamic hedging (such as interest rate futures, caps and floors, and options), the present value method (futures), Black’s model (caps/floors) and the Hull/White and Markov functional models (Bermudan options) are used. These types of models are widely accepted in the financial services industry. The significant inputs used in these models are observable market data, including appropriate interest rate curves, volatilities, correlations and exchange rates. In limited circumstances, other inputs may be used in these models that are based on data other than observable market data, such as HPI volatility, HPI forward growth, HPI spot rate and mortality.

D	In the valuation of linear instruments such as credit risk and fixed-income derivatives, credit risk is measured using dynamic models similar to those used in the measurement of interest rate risk. In the case of non-linear instruments, if the portfolio is exposed to credit risk such as credit derivatives, the probability of default is determined using the par spread level. The main inputs used to determine the underlying cost of credit of credit derivatives are quoted credit risk premiums and the correlation between the quoted credit derivatives of various issuers.

The fair values of the financial instruments arising from the Santander UK group’s internal models take into account, among other things, contract terms and observable market data, which include such factors as bid-offer spread, interest rates, credit risk, exchange rates, the quoted market price of raw materials and equity securities, volatility and prepayments. In all cases, when it is not possible to derive a valuation for a particular feature of an instrument, management uses judgement to determine the fair value of the particular feature. In exercising this judgement, a variety of tools are used including proxy observable data, historical data and extrapolation techniques. Extrapolation techniques take into account behavioural characteristics of equity markets that have been observed over time, and for which there is a strong case to support an expectation of a continuing trend in the future. Estimates are calibrated to observable market prices when they become available.

The Santander UK group believes its valuation methods are appropriate and consistent with other market participants. Nevertheless, the use of different valuation methods or assumptions, including imprecision in estimating unobservable market inputs, to determine the fair value of certain financial instruments could result in different estimates of fair value at the reporting date and the amount of gain or loss recorded for a particular instrument. Most of the valuation models are not significantly subjective, because they can be tested and, if necessary, recalibrated by the internal calculation of and subsequent comparison to market prices of actively traded securities, where available.

f) Fair value adjustments

The internal models incorporate assumptions that the Santander UK group believes would be made by a market participant to establish fair value. Fair value adjustments are adopted when the Santander UK group considers that there are additional factors that would be considered by a market participant that are not incorporated in the valuation model.

The Santander UK group classifies fair value adjustments as either ‘risk-related’ or ‘model-related’. The fair value adjustments form part of the portfolio fair value and are included in the balance sheet values of the product types to which they have been applied. The majority of these adjustments relate to Global Corporate Banking. The magnitude and types of fair value adjustment adopted by Global Corporate Banking are listed in the following table:

	2017 £m	2016 £m
Risk-related:
– Bid-offer and trade specific adjustments	34	37
– Uncertainty	43	49
– Credit risk adjustment	36	50
– Funding fair value adjustment	6	20
	119	156
Model-related	8	1
Day One profit	1	4
	128	161

Risk-related adjustments

Risk-related adjustments are driven, in part, by the magnitude of the Santander UK group’s market or credit risk exposure, and by external market factors, such as the size of market spreads.

(i) Bid-offer and trade specific adjustments

IFRS 13 requires that portfolios are marked at bid or offer, as appropriate. Valuation models will typically generate mid-market values. The bid-offer adjustment reflects the cost that would be incurred if substantially all residual net portfolio market risks were closed using available hedging instruments or by disposing of or unwinding the position. The majority of the bid-offer adjustment relates to OTC derivative portfolios. For each portfolio, the major risk types are identified. For each risk type, the net portfolio risks are first classified into buckets, and then a bid-offer spread is applied to each risk bucket based upon the market bid-offer spread for the relevant hedging instrument.

The grouping of risk categories is dependent on the sensitivity factors of the trading portfolio. For example, interest rate risk will be by tenor and options will be by strikes. The granularity of the risk bucketing is principally determined by reference to the risk management practice undertaken, the granularity of risk bucketing in the risk reporting process, and the extent of correlation between risk buckets. Within a risk type, the bid-offer adjustment for each risk bucket may be aggregated without offset or limited netting may be applied to reflect correlation between buckets. There is no netting applied between risk types or between portfolios that are not managed together for risk management purposes. There is no netting across legal entities.

(ii) Uncertainty

Certain model inputs may be less readily determinable from market data, and/or the choice of model itself may be more subjective. In these circumstances, there exists a range of possible values that the financial instrument or market parameter may assume and an adjustment may be necessary to reflect the likelihood that in estimating the fair value of the financial instrument, market participants would adopt more conservative values for uncertain parameters and/or model assumptions than those used in the valuation model.

(iii) Credit risk adjustment

Credit risk adjustments comprise credit and debit valuation adjustments. The credit valuation adjustment (CVA) is an adjustment to the valuation of OTC derivative contracts to reflect within fair value the possibility that the counterparty may default, and the Santander UK group may not receive the full market value of the transactions. The debit valuation adjustment (DVA) is an adjustment to the valuation of the OTC derivative contracts to reflect within the fair value the possibility that the Santander UK group may default, and that the Santander UK group may not pay full market value of the transactions.

The Santander UK group calculates a separate CVA and DVA for each Santander UK legal entity, and within each entity for each counterparty to which the entity has exposure. The Santander UK group calculates the CVA by applying the probability of default of the counterparty to the expected positive exposure to the counterparty, and multiplying the result by the loss expected in the event of default i.e. LGD. Conversely, the Santander UK group calculates the DVA by applying the PD of the Santander UK group, conditional on the non-default of the counterparty, to the expected positive exposure of the counterparty to the Santander UK group and multiplying the result by the LGD. Both calculations are performed over the life of the potential exposure.

For most products the Santander UK group uses a simulation methodology to calculate the expected positive exposure to a counterparty. This incorporates a range of potential exposures across the portfolio of transactions with the counterparty over the life of the portfolio. The simulation methodology includes credit mitigants such as counterparty netting agreements and collateral agreements with the counterparty.

For certain types of exotic derivatives where the products are not currently supported by the standard methodology, the Santander UK group adopts alternative methodologies. These may involve mapping transactions against the results for similar products which are valued using the standard methodology. In other cases, a simplified version of the standard methodology is applied. The calculation is applied at a trade level, with more limited recognition of credit mitigants such as netting or collateral agreements than used in the standard methodology.

The methodologies do not, in general, account for wrong-way risk. Wrong-way risk arises where the underlying value of the derivative prior to any credit risk adjustment is positively correlated to the probability of default of the counterparty. When there is significant wrong-way risk, a trade-specific approach is applied to reflect the wrong-way risk within the valuation. Exposure to wrong-way risk is limited via internal governance processes and deal pricing. The Santander UK group considers that an appropriate adjustment to reflect wrong-way risk is currently £nil (2016: £nil).

(iv) Funding fair value adjustment (FFVA)

The FFVA is an adjustment to the valuation of OTC derivative positions to include the net cost of funding uncollateralised derivative positions. This is calculated by applying a suitable funding cost to the expected future funding exposure of any uncollateralised component of the OTC derivative portfolio.

Model-related adjustments

Models used for portfolio valuation purposes may be based upon a simplifying set of assumptions that do not capture all material market characteristics. Additionally, markets evolve, and models that were adequate in the past may require development to capture all material market characteristics in current market conditions. In these circumstances, model limitation adjustments are adopted. The Quantitative Risk Group (QRG), an independent quantitative support function reporting into the Risk Department, highlights the requirement for model limitation adjustments and develops the methodologies employed. As model development progresses, model limitations are addressed within the core revaluation models and a model limitation adjustment is no longer needed.

Day One profit adjustments

Day One profit adjustments are adopted where the fair value estimated by a valuation model is based on one or more significant unobservable inputs. Day One profit adjustments are calculated and reported on a portfolio basis.

g) Control framework

Fair values are subject to a control framework designed to ensure that they are either determined or validated by a function independent of the risk-taker. To this end, ultimate responsibility for the determination of fair values lies jointly with the Risk Department and the Finance Department. For all financial instruments where fair values are determined by reference to externally quoted prices or observable pricing inputs to models, independent price determination or validation is utilised. In inactive markets, direct observation of a traded price may not be possible. In these circumstances, the Santander UK group will source alternative market information to validate the financial instrument’s fair value, with greater weight given to information that is considered to be more relevant and reliable.

The factors that are considered in this regard include:

–	The extent to which prices may be expected to represent genuine traded or tradeable prices
–	The degree of similarity between financial instruments
–	The degree of consistency between different sources
–	The process followed by the pricing provider to derive the data
–	The elapsed time between the date to which the market data relates and the balance sheet date
–	The manner in which the data was sourced.

The source of pricing data is considered as part of the process that determines the classification of the level of a financial instrument. Consideration is given to the quality of the information available that provides the current mark-to-model valuation and estimates of how different these valuations could be on an actual trade, taking into consideration how active the market is. For spot assets that cannot be sold due to illiquidity, forward estimates are discounted to estimate a realisable value over time. Adjustments for illiquid positions are regularly reviewed to reflect changing market conditions.

Internal valuation model review

For fair values determined using a valuation model, the control framework may include, as applicable, independent development or validation of: (i) the logic within the models; (ii) the inputs to those models; (iii) any adjustments required outside the models; and (iv) where possible, model outputs. Internal valuation models are validated independently by the QRG. A validation report is produced for each model-derived valuation that assesses the mathematical assumptions behind the model, the implementation of the model and its integration within the trading system. Where there is observable market data, the models calibrate to market. Where pricing data is unobservable, the input parameters are regularly reviewed by the QRG. The results of the independent valuation process and any changes to the fair value adjustments methodology are approved in line with the model risk framework and policy.

h) Internal models based on observable market data (Level 2)

1. Trading assets and liabilities

Loans and advances to banks and loans and advances to customers – securities purchased under resale agreements

These consist of repos and reverse repos as part of trading activities. The fair value is estimated by using the ‘present value’ method. Future cash flows are evaluated taking into consideration any derivative features of the reverse repos and are then discounted using the appropriate market rates for the applicable maturity and currency. Under these agreements, the Santander UK group receives collateral with a market value equal to, or in excess of, the principal amount loaned. The level of collateral held is monitored daily and if required, further calls are made to ensure the market values of collateral remains at least equal to the loan balance. As a result, there would be no adjustment, or an immaterial adjustment, to reflect the credit quality of the counterparty related to these agreements. As the inputs are based on observable market data, these reverse repos are classified as Level 2.

Loans and advances to banks and loans and advances to customers – other

These consist of term deposits placed which are short-term in nature and are both utilised and managed as part of the funding requirements of the trading book. The fair value is estimated using the ‘present value’ method. Expected future cash flows are discounted using the interest rate curves of the applicable currencies. The interest rate curves are generally observable market data and reference yield curves derived from quoted interest rates in appropriate time bandings, which match the timings of the cash flows and maturities of the instruments. As the inputs are based on observable market data, these loans are classified as Level 2.

Deposits by banks and deposits by customers – securities sold under repurchase agreements

These consist of repos with both professional non-bank customers and bank counterparties as part of trading activities. The fair value of repos is estimated using the same technique as those reverse repos in trading assets discussed above. Under these agreements, the Santander UK group is required to provide and maintain collateral with a market value equal to, or in excess of, the principal amount borrowed. As a result, there would be no adjustment, or an immaterial adjustment, to reflect the credit quality of the Santander UK group related to these agreements. As the inputs are based on observable market data, these repos are classified as Level 2.

Deposits by banks and deposits by customers – other

These consist of certain term and time deposits which tend to be short-term in nature and are both utilised and managed as part of the funding requirements of the trading book. These instruments are valued using the same techniques as those instruments in trading assets – loans and advances to banks and loans and advances to customers discussed above. As the inputs are based on observable market data, these deposits are classified as Level 2.

2. Derivative financial instruments

These consist of exchange rate, interest rate, equity and credit and commodity contracts. The models used in estimating the fair value of these derivatives do not contain a high level of subjectivity as the methodologies used do not require significant judgement, and the inputs used are observable market data such as plain vanilla interest rate swaps and option contracts. As the inputs are based on observable market data, these derivatives are classified as Level 2. Certain cross currency swaps, reversionary property interests, credit default swaps and options and forwards contain significant unobservable inputs or are traded less actively or traded in less-developed markets, and so are classified as Level 3. The valuation of such instruments is further discussed in the ‘internal models based on information other than market data’ section below.

3. Financial assets and liabilities designated at fair value (FVTPL)

Loans and advances to customers

These consist of loans secured on residential property to housing associations. The fair value of these loans is estimated using the ‘present value’ model based on a credit curve derived from current market spreads observable in the Social Housing loan data. Observable market data include current market spreads for new accepted mandates and bids for comparable loans and are used to support or challenge the benchmark level. This provides a range of reasonably possible estimates of fair value. As the inputs are based on market observable data, these loans are classified as Level 2. Certain loans and advances to customers which represent a portfolio of roll-up mortgages contain significant unobservable inputs and so are classified as Level 3. The valuation of such instruments is further discussed below.

Debt securities

These consist of holdings of asset-backed securities. A significant portion of these securities are priced using the ‘present value’ models, based on observable market data e.g. LIBOR, credit spreads. Where there are quoted prices, the model value is checked against the quoted prices for reference purposes, but is not used as the fair value as the market for these instruments is lacking in liquidity and depth. As the inputs are based on observable market data, these debt securities are classified as Level 2. Certain debt securities which represent reversionary property securities and securities issued by Banco Santander entities contain significant unobservable inputs, and so are classified as Level 3. The valuation of such instruments is further discussed below.

Debt securities in issue

These include commercial paper, medium-term notes and other bonds and are valued using the same techniques as those instruments in financial assets at FVTPL – debt securities discussed above. As the inputs used are based on observable market data, these debt securities are classified as Level 2. Certain debt securities in issue which represent the more exotic senior debt issuances, consisting of power reverse dual currency (PRDC) notes contain significant unobservable inputs and so are classified as Level 3. The valuation of such instruments is further discussed below.

Structured deposits

These consist of certain structured term deposits utilised and managed as part of the funding requirements of the trading book. These instruments are valued using the same techniques as those instruments in trading assets – loans and advances to banks and loans and advances to customers discussed above. As the inputs are based on observable market data, these deposits are classified as Level 2.

4. Financial investments

Available-for-sale equity securities

These consist of unquoted equity investments in companies providing infrastructure services to the financial services industry and a small portfolio held within the Santander UK Foundation (which is consolidated by the Santander UK group). In the valuation of equity financial instruments requiring dynamic hedging, proprietary local volatility and stochastic volatility models are used. These types of models are widely accepted in the financial services industry.

Observable market inputs used in these models include the bid-offer spread, foreign currency exchange rates, volatility and correlation between indices. As the inputs are based on observable market data, these equity securities are classified as Level 2.

Available-for-sale debt securities

These consist of certain asset backed securities where quoted market prices are not available, for which valuation techniques are used to determine fair value and where these techniques use inputs that are based significantly on observable market data.

i) Internal models based on information other than market data (Level 3)

The table below provides an analysis of financial instruments valued using internal models based on information other than market data together with the subsequent valuation technique used for each type of instrument. Each instrument is initially valued at transaction price:

			Balance sheet value		Fair value movements recognised in profit/(loss)
Balance sheet line item	Category	Financial instrument product type	2017 £m	2016 £m	2017 £m	2016 £m	2015 £m
1. Derivative assets	Exchange rate contracts	Cross-currency swaps	1	1	–	1	3
2. Derivative assets	Exchange rate contracts	Securitisation cross currency swaps	15	21	(11)	12	–
3. Derivative assets	Interest rate contracts	Bermudan swaptions	6	7	(1)	(3)	(9)
4. Derivative assets	Interest rate contracts	Securitisation swaps	6	12	(8)	–	–
5. Derivative assets	Equity and credit contracts	Reversionary property interests	31	36	(6)	12	2
6. Derivative assets	Credit contracts	Credit default swaps	–	5	(5)	1	(2)
7. Derivative assets	Equity contracts	Property-related options and forwards	5	21	(1)	(5)	(4)
8. FVTPL	Loans and advances to customers	Roll-up mortgage portfolio	64	63	2	4	2
9. FVTPL	Debt securities	Reversionary property securities	176	201	(18)	–	17
10. Financial investments	Available-for-sale equity securities	Unlisted equity shares	53	32	–	– (1)	– (1)
11. Derivative liabilities	Exchange rate contracts	Securitisation cross currency swaps	(15)	(21)	11	(12)	–
12. Derivative liabilities	Interest rate contracts	Bermudan swaptions	(1)	(2)	1	2	–
13. Derivative liabilities	Interest rate contracts	Securitisation swaps	(4)	(9)	7	–	–
14. Derivative liabilities	Equity contracts	Property-related options and forwards	(43)	(42)	(5)	(5)	(3)
15. FVTPL	Debt securities in issue	Non-vanilla debt securities	(6)	(6)	–	–	(4)
Total net assets			288	319
Total (expense)/income					(34)	7	2

(1)	Gains and losses arising from changes in the fair value of securities classified as available-for–sale are recognised in ‘Other comprehensive income’.

Valuation techniques

1. Derivative assets – Exchange rate contracts

These are used to hedge the foreign currency risks arising from the PRDC notes issued, as described in Instrument 15 below. These derivatives are valued using a standard valuation model valuing each leg of the swap, with expected future cash flows less notional amount exchanged at maturity date discounted using an appropriate floating rate. The floating rate is adjusted by the relevant cross currency basis spread. Interest rates, foreign exchange rates, cross currency basis spread and long-dated foreign exchange (FX) volatility are used as inputs to determine fair value. Interest rates, foreign exchange rates are market observable.

Cross currency spreads may be market observable or unobservable depending on the liquidity of the cross currency pair. As the Japanese Yen-US dollar cross currency pair related to the PRDC notes is liquid, the cross currency spreads (including long-dated cross currency spread) for these swaps are market observable. The significant unobservable inputs are the long-dated FX volatility and the correlation between the underlying assets. The correlation between the underlying assets is assumed to be zero, as there are no actively traded options from which correlations between the underlying assets could be implied. Furthermore, the zero correlation assumption implies that the sources of the long-dated FX volatility are independent.

Long-dated FX volatility – Long-dated FX volatility is extrapolated from shorter-dated FX volatilities which are market observable. Short-dated FX volatility is observable from the trading of FX options. As there is no active market for FX options with maturities greater than five years (long-dated FX options), long-dated FX volatility is not market observable. Furthermore, as historical prices are not relevant in determining the cost of hedging long-dated FX risk, long-dated FX volatility cannot be inferred from historical volatility. The long-dated FX volatility is extrapolated from the shorter-dated FX volatilities using Black’s model.

FX volatility is modelled as the composition of the domestic interest rate, foreign interest rates and FX spot volatilities using standard Hull-White formulae. The Hull-White approach is used for estimating the future distribution of domestic and foreign zero-coupon rates, constructed from the relevant yield curves. Using short-dated FX options, the FX spot volatility is calculated which is then extrapolated to derive the long-dated FX volatility.

2. Derivative assets – Exchange rate contracts

These are securitisation based swaps for which the notional amount is adjusted to match the changes in the outstanding reference mortgage portfolio with time. These swaps are valued using a standard valuation model for which the main inputs used are market observable information in the vanilla swap market and a prepayment parameter. The significant unobservable input for the valuation of these financial instruments is prepayment.

Prepayment – This captures the prepayment, default and arrears of the reference portfolio and is modelled using an analysis of the underlying portfolio plus observed historical market data.

3. Derivative assets – Interest rate contracts

These are options giving the holder the right to enter into an interest rate swap on any one of a number of predetermined dates. These Bermudan swaptions are valued using a standard valuation model. In valuing the Bermudan swaptions, the main inputs used are market observable information in the vanilla swaption market and a mean reversion parameter. The significant unobservable input for the valuation of these financial instruments is mean reversion.

Mean reversion – The input used reflects the level of de-correlation in the swaption market. This parameter is not directly observable in the market but can be deduced from broker quotes or using expert judgement. An adjustment is made to reflect this uncertainty by stressing the parameter.

4. Derivative assets – Interest rate contracts

These derivatives are the same as Instrument 2.

5. Derivative assets – Equity and credit contracts

These are valued using a probability weighted set of HPI forward prices, which are assumed to be a reasonable representation of the increase in value of the Santander UK group’s reversionary interest portfolio underlying the derivatives. The probability used reflects the likelihood of the home owner vacating the property and is calculated from mortality rates and acceleration rates which are a function of age and gender, obtained from the relevant mortality tables. Indexing is felt to be appropriate due to the size and geographical dispersion of the reversionary interest portfolio. These are determined using HPI Spot Rates adjusted to reflect estimated forward growth. The Halifax’s UK HPI is the UK’s longest running monthly house price data series covering the whole country. The indices calculated are standardised and represent the price of a typically transacted house. Both national and regional HPI are published. The national HPI is published monthly. The regional HPI reflects the national HPI disaggregated into 12 UK regions and is published quarterly. Both indices are published on two bases, including and excluding seasonal adjustments in the housing market. Non-seasonally adjusted (NSA) national and regional HPI are used in the valuation model to avoid any subjective judgement in the adjustment process which is made by Markit (which now publishes the Halifax House Price Index).

The inputs used to determine the value of the reversionary property derivatives are HPI spot, HPI forward growth and mortality rates. The principal pricing parameter is HPI forward growth.

HPI Spot Rate – The HPI spot rate used is a weighted average of NSA regional HPI spot rates i.e. adjusted for difference in the actual regional composition of the property underlying the reversionary interest portfolio and the composition of the published regional indices. The regional HPI spot rate (which is observable market data) is only published on specific quarterly dates. In between these dates, its value is estimated by applying the growth rate over the relevant time period inferred from the national HPI spot rates (which are observable market data and published monthly) to the most recently calculated weighted average regional HPI spot rate based on published regional indices. An adjustment is also made to reflect the specific property risk i.e. possible deviation between the actual growth in the house prices underlying the reversionary interest portfolio and their assumed index-linked growth, based on the regional HPI. This adjustment is based on the average historical deviation of price changes of the actual property portfolio from that of the published indices over the time period since the last valuation date.

HPI Forward Growth Rate – Long-dated HPI forward growth rate is not directly observable in the market but is estimated. A specific spread is applied to the long-dated forward growth rate to reflect the uncertainty surrounding long-dated data. This spread is calculated by analysing the historical volatility of the HPI. An adjustment is made to reflect the specific property risk as for the HPI spot rate above.

Mortality Rate – Mortality rates are obtained from tables published by the UK Institute and Faculty of Actuaries. These mortality rates are adjusted by acceleration rates to reflect the mortality profile of the holders of Santander UK group’s reversionary property products underlying the derivatives. Mortality rates do not have a significant effect on the value of the instruments.

6. Derivative assets – Credit contracts

These are credit default swaps held against certain bonds. The credit default swaps are valued using the credit spreads of the referenced bonds. These referenced bonds are valued with the assistance of valuations prepared by an independent, specialist valuation firm as a deep and liquid market does not exist. In valuing the credit default swaps, the main inputs used to determine the underlying cost of credit are quoted risk premiums and the correlation between the quoted credit derivatives of various issuers. The assumptions relating to the correlation between the values of quoted and unquoted assets are based on historical correlations between the impact of adverse changes in market variables and the corresponding valuation of the associated unquoted assets. The measurement of the assets will vary depending on whether a more or less conservative scenario is selected. The other main input is the probability of default of the referenced bonds. The significant unobservable input for the valuation of these financial instruments is the probability of default.

Probability of default – The probability of default is assessed by considering the credit quality of the underlying referenced bonds. However, as no deep and liquid market exists for these assets the assessment of the probability of default is not directly observable and instead an estimate is calculated using the Standard Gaussian Copula model.

7. Derivative assets – Equity contracts

There are three types of derivatives within this category:

European options – These are valued using a modified Black-Scholes model where the HPI is log-normally distributed with the forward rates determined from the HPI forward growth.

Asian options – Asian (or average value) options are valued using a modified Black-Scholes model, with an amended strike price and volatility assumption to account for the average exercise period, through a closed form adjustment that reflects the strike price relative to the distribution of stock prices at each relevant date. This is also known as the Curran model.

Forward contracts – Forward contracts are valued using a standard forward pricing model.

The inputs used to determine the value of the above instruments are HPI spot rate, HPI forward growth rate and HPI volatility. The principal pricing parameter is HPI forward growth rate.

HPI Spot Rate – The HPI spot rate used is the NSA national HPI spot rate which is published monthly and directly observable in the market. This HPI rate used is different from the weighted average regional HPI spot rate used in the valuation of Instrument 5 above, as the underlying of these derivatives is the UK national HPI spot rate.

HPI Forward Growth Rate – The HPI forward growth rate used is unobservable and is the same as used in the valuation of Instrument 5 above.

HPI Volatility – Long-dated HPI volatility is not directly observable in the market and is estimated. An adjustment is applied to the long-dated HPI volatility rate to reflect the uncertainty surrounding long-dated data. This adjustment is based on the empirical standard deviation of historical volatility over a range of time horizons. HPI volatility rates do not have a significant effect on the value of the instruments.

8. FVTPL – Loans and advances to customers

These represent roll-up mortgages (sometimes referred to as lifetime mortgages), which are an equity release scheme under which a property owner takes out a loan secured against their home. The owner does not make any interest payments during their lifetime and the fixed interest payments are rolled up into the mortgage. The loan or mortgage (capital and rolled-up interest) is repaid upon the owner’s vacation of the property and the value of the loan is only repaid from the value of the property. This is known as a ‘no negative pledge’. The Santander UK group suffers a loss if the sale proceeds from the property are insufficient to repay the loan, as it is unable to pursue the homeowner’s estate or beneficiaries for the shortfall.

The value of the mortgage ‘rolls up’ or accretes until the owner vacates the property. In order to value the roll-up mortgages, the Santander UK group uses a probability-weighted set of European option prices (puts) determined using the Black-Scholes model, in which the ‘no negative pledges’ are valued as short put options. The probability weighting applied is calculated from mortality rates and acceleration rates as a function of age and gender, taken from mortality tables.

The inputs used to determine the value of these instruments are HPI spot, HPI forward growth, HPI volatility, mortality rates and repayment rates. The principal pricing parameter is HPI forward growth. The HPI forward growth rate used is unobservable and is the same as used in the valuation of Instrument 5 above. The other parameters do not have a significant effect on the value of the instruments.

9. FVTPL – Debt securities

These consisting of reversionary property securities are an equity release scheme, where the property owner receives an upfront lump sum in return for paying a fixed percentage of the sales proceeds of the property when the owner vacates the property. These reversionary property securities are valued using a probability-weighted set of HPI forward prices which are assumed to be a reasonable representation of the increase in value of the Santander UK group’s reversionary interest portfolio underlying the derivatives. The probability weighting used reflects the probability of the home owner vacating the property through death and is calculated from death rates and acceleration factors which are a function of age and gender, obtained from the relevant mortality table.

The inputs used to determine the value of these instruments are HPI spot, HPI forward growth and mortality rates. The principal pricing parameter is HPI forward growth. Discussion of the HPI spot rate, HPI forward growth rate and mortality rates for this financial instrument is the same as Instrument 5 above. An adjustment is also made to reflect the specific property risk. Discussion of the specific property risk adjustment is the same as Instrument 5 above.

10. Available-for-sale financial assets – Equity securities

These consist of unquoted equity investments in companies providing infrastructure services to the financial services industry. In the valuation of equity financial instruments requiring dynamic hedging, proprietary local volatility and stochastic volatility models are used. These types of models are widely accepted in the financial services industry.

Observable market inputs used in these models include equity prices, bid-offer spread, foreign currency exchange rates. The significant unobservable input is contingent litigation costs and related expenses.

Contingent litigation costs and related expenses are estimated by reference to best estimates received from third party legal counsel.

11. Derivative liabilities – Exchange rate contracts

These derivatives are the same as Instrument 2 with the exception that they have a negative fair value.

12. Derivative liabilities – Interest rate contracts

These derivatives are the same as Instrument 3 with the exception that they have a negative fair value.

13. Derivative liabilities – Interest rate contracts

These derivatives are the same as Instrument 2 with the exception that they have a negative fair value.

14. Derivative liabilities – Equity contracts

These derivatives are the same as Instrument 7 with the exception that they have a negative fair value.

15. FVTPL – Debt securities in issue

These are PRDC notes. These notes are financial structured products where an investor is seeking a better return and a borrower/issuer a lower rate by taking advantage of the interest rate differential between two countries. The note pays a foreign interest rate in the investor’s domestic currency. The power component of the name denotes higher initial coupons and the fact that coupons rise as the domestic/foreign exchange rate depreciates. The power feature comes with a higher risk for the investor. Cash flows may have a digital cap feature where the rate gets locked once it reaches a certain threshold. Other add-on features are barriers such as knockouts and cancellation provisions for the issuer.

These debt securities in issue are valued using a three-factor Gaussian Model. The three factors used in the valuation are domestic interest rates, foreign interest rates and foreign exchange rates. The correlations between the factors are assumed to be zero within the valuation. The Hull-White approach is used for estimating the future distribution of domestic and foreign zero-coupon rates, constructed from the relevant yield curves. A Geometric Brownian Motion model is used for estimating the future distribution of spot foreign exchange rates. The foreign exchange and interest rate volatilities are the most crucial pricing parameters; the model calibrates to the relevant swaption volatility surface.

The significant unobservable inputs for the valuation of these financial instruments are the long dated FX volatility and the correlation between the underlying assets and are the same as Instrument 1.

Reconciliation of fair value measurements in Level 3 of the fair value hierarchy

The following table provides a reconciliation of the movement between opening and closing balances of Level 3 financial instruments, measured at fair value using a valuation technique with significant unobservable inputs:

				Assets			Liabilities
	Derivatives £m	Fair value through profit and loss £m	Financial investments £m	Total £m	Derivatives £m	Fair value through profit and loss £m	Total £m
At 1 January 2017	103	264	32	399	(74)	(6)	(80)
Total (losses)/gains recognised in profit/(loss):
– Fair value movements	(32)	(16)	–	(48)	14	–	14
– Foreign exchange and other movements	32	–	–	32	(32)	–	(32)
Gains recognised in other comprehensive income	–	–	21	21	–	–	–
Additions	9	–	–	9	(2)	–	(2)
Sales	–	(8)	–	(8)	–	–	–
Settlements	(48)	–	–	(48)	31	–	31
At 31 December 2017	64	240	53	357	(63)	(6)	(69)

(Losses)/gains recognised in profit/(loss) relating to assets and liabilities held at the end of the year	–	(16)	–	(16)	(18)	–	(18)

At 1 January 2016	188	267	100	555	(105)	(5)	(110)
Total gains/(losses) recognised in profit/(loss):
– Fair value movements	18	4	–	22	(15)	–	(15)
– Foreign exchange and other movements	(32)	–	–	(32)	32	(1)	31
Gains recognised in other comprehensive income	–	–	26	26	–	–	–
Additions	4	–	25	29	(3)	–	(3)
Sales	–	(7)	(119)	(126)	–	–	–
Settlements	(75)	–	–	(75)	17	–	17
At 31 December 2016	103	264	32	399	(74)	(6)	(80)

(Losses)/gains recognised in profit/(loss) relating to assets and liabilities held at the end of the year	(14)	4	–	(10)	17	(1)	16

Total gains or losses are included in ‘Net trading and other income’ (see Note 5).

Effect of changes in significant unobservable assumptions to reasonably possible alternatives (Level 3)

As discussed above, the fair value of financial instruments are, in certain circumstances, measured using valuation techniques that incorporate assumptions that are not evidenced by prices from observable current market transactions in the same instrument and are not based on observable market data and, as such require the application of a degree of judgement. Changing one or more of the inputs to the valuation models to reasonably possible alternative assumptions would change the fair values significantly. The following table shows the sensitivity of these fair values to reasonably possible alternative assumptions.

Favourable and unfavourable changes are determined on the basis of changes in the value of the instrument as a result of varying the levels of the unobservable input as described in the table below. The potential effects do not take into effect any hedged positions.

		Significant unobservable input				Sensitivity
			Assumption value			Favourable	Unfavourable
2017	Fair value £m	Assumption description	Range(1)	Weighted average	Shift	changes £m	changes £m
3. Derivative assets – Interest rate contracts: – Bermudan swaptions	6	Mean reversion	(2)% – 2%	0%	(2)%	1	(1)
5. Derivative assets – Equity and credit contracts:	31	HPI Forward growth rate	0% – 5%	2.42%	1%	10	(10)
– Reversionary property derivatives		HPI Spot rate	n/a	773(2)	10%	8	(8)
7. Derivative assets – Equity contracts:	5	HPI Forward growth rate	0% – 5%	2.32%	1%	1	(1)
– Property-related options and forwards		HPI Spot rate	n/a	727(2)	10%	2	–
8. FVTPL – Loans and advances to customers: – Roll-up mortgage portfolio	64	HPI Forward growth rate	0% – 5%	2.57%	1%	2	(2)
9. FVTPL – Debt securities:	176	HPI Forward growth rate	0% – 5%	2.42%	1%	3	(3)
– Reversionary property securities		HPI Spot rate	n/a	773(2)	10%	11	(11)
10. Financial investments – AFS equity securities: – Unlisted equity shares	53	Contingent litigation risk	0% – 100%	35%	20%	6(3	(6)(3
12. Derivative liabilities – Interest rate contracts: – Bermudan swaptions	(1)	Mean reversion	(2)% – 2%	0%	(2)%	1	(1)
14. Derivative liabilities – Equity contracts:	(43)	HPI Forward growth rate	0% – 5%	2.32%	1%	3	(3)
– Property-related options and forwards		HPI Spot rate	n/a	727(2)	10%	7	(8)

2016
3. Derivative assets – Interest rate contracts: – Bermudan swaptions	7	Mean reversion	(2)% – 2%	0%	(2)%	1	(1)
5. Derivative assets – Equity and credit contracts:	36	HPI Forward growth rate	0% – 5%	2.79%	1%	11	(11)
– Reversionary property derivatives		HPI Spot rate	n/a	748(2)	10%	9	(9)
6. Derivative assets – Credit contracts: – Credit default swaps	5	Probability of default	0% – 5%	0.39%	20%	1	(1)
7. Derivative assets – Equity contracts:	21	HPI Forward growth rate	0% – 5%	2.71%	1%	1	(1)
– Property-related options and forwards		HPI Spot rate	n/a	702(2)	10%	1	(1)
8. FVTPL – Loans and advances to customers: – Roll-up mortgage portfolio	63	HPI Forward growth rate	0% – 5%	2.84%	1%	2	(2)
9. FVTPL – Debt securities:	201	HPI Forward growth rate	0% – 5%	2.79%	1%	12	(12)
– Reversionary property securities		HPI Spot rate	n/a	748(2)	10%	18	(18)
10. Financial investments – AFS equity securities: – Unlisted equity shares	32	Contingent litigation risk	0% – 100%	48%	20%	7(3)	(7)(3)
12. Derivative liabilities – Interest rate contracts: – Bermudan swaptions	(2)	Mean reversion	(2)% – 2%	0%	(2)%	1	(1)
14. Derivative liabilities – Equity contracts:	(42)	HPI Forward growth rate	0% – 5%	2.71%	1%	4	(4)
– Property-related options and forwards		HPI Spot rate	n/a	702(2)	10%	8	(9)

(1)	The range of actual assumption values used to calculate the weighted average disclosure.
(2)	Represents the HPI spot rate index level at 31 December 2017 and 2016.
(3)	Gains and losses arising from changes in the fair value of securities classified as available-for-sale are recognised in ‘Other comprehensive income’; for all other assets and liabilities shown in the tables above, gains and losses arising from changes in their fair value are recognised in the Consolidated Income Statement.

No sensitivities are presented for Derivative assets – cross currency swaps (instrument 1), Derivative assets – securitisation cross currency swaps (instrument 2), Derivative assets –securitisation swaps (instrument 4) and the FVTPL – debt securities in issue (instrument 15) and related exchange rate and interest rate derivatives (instruments 1, 11 and 13) as the terms of these instruments are fully matched. As a result, any changes in the valuation of the debt securities in issue would be exactly offset by an equal and opposite change in the valuation of the exchange rate derivatives.

j) Maturities of financial liabilities and off-balance sheet commitments

The table below analyses the maturities of the undiscounted cash flows relating to financial liabilities and off-balance sheet commitments of the Santander UK group based on the remaining period to the contractual maturity date at the balance sheet date. Deposits by customers largely consist of retail deposits. There are no significant financial liabilities related to financial guarantee contracts. This table is not intended to show the liquidity of the Santander UK group.

2017	On demand £m	Not later than three months £m	Later than three months and not later than one year £m	Later than one year and not later than five years £m	Later than five years £m	Total £m
Liabilities
Deposits by banks	2,452	1,466	914	8,874	208	13,914
Deposits by customers	154,114	4,754	13,811	3,454	1,490	177,623
Trading liabilities	1,520	26,914	152	161	2,580	31,327
Derivative financial instruments:
– Held for trading	9	620	1,203	2,505	12,701	17,038
– Held for hedging(1)	6	11	27	420	1,300	1,764
Financial liabilities designated at fair value	7	545	222	789	814	2,377
Debt securities in issue	–	8,419	4,940	25,950	11,644	50,953
Subordinated liabilities	–	289	147	783	5,571	6,790
Total financial liabilities	158,108	43,018	21,416	42,936	36,308	301,786
Off-balance sheet commitments given	2,082	6,874	1,844	12,399	18,860	42,059

2016
Liabilities
Deposits by banks	2,366	916	677	5,833	96	9,888
Deposits by customers	145,810	4,986	13,384	7,909	929	173,018
Trading liabilities	3,535	10,042	21	602	1,474	15,674
Derivative financial instruments:
– Held for trading	41	904	1,569	4,352	15,494	22,360
– Held for hedging(1)	–	14	38	575	1,357	1,984
Financial liabilities designated at fair value	9	404	229	1,117	759	2,518
Debt securities in issue	–	9,207	7,082	25,173	16,307	57,769
Subordinated liabilities	–	450	554	1,739	6,054	8,797
Total financial liabilities	151,761	26,923	23,554	47,300	42,470	292,008
Off-balance sheet commitments given	1,692	5,128	2,642	23,584	8,570	41,616

(1)	Comprises the derivatives liabilities for which contractual maturities are essential for an understanding of the timing of the cash flows.

As the above table is based on contractual maturities, no account is taken of call features related to subordinated liabilities. In addition, the repayment terms of debt securities may be accelerated in line with the covenants described in Note 26. Further, no account is taken of the possible early repayment of the Santander UK group’s mortgage-backed non-recourse finance which is redeemed by the Santander UK group as funds become available from redemptions of the residential mortgages. The Santander UK group has no control over the timing and amount of redemptions of residential mortgages.